Securities (Tables)	12 Months Ended
Dec. 31, 2010
Securities (Tables) [Abstract]
Securities gains and losses

Year ended December 31,
(in millions)	2010	2009	2008

Realized gains	$3,382	$2,268	$1,890
Realized losses	(317)	(580)	(330	)(c)

Net realized gains(a)	3,065	1,688	1,560
Credit losses included in securities gains(b)	(100)	(578)	NA

Net securities gains	$2,965	$1,110	$1,560

(a)	Proceeds from securities sold were within approximately 3% of amortized cost in 2010 and 2009 and within approximately 2% of amortized cost in 2008.

(b)	Includes other-than-temporary impairment losses recognized in income on certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the year ended December 31, 2010, and on certain subprime and prime mortgage-backed securities and obligations of U.S. states and municipalities for the year ended December 31, 2009.

(c)	Includes $76 million of losses due to other-than temporary impairment of subprime mortgage-backed securities.

Amortized costs and estimated fair values

	2010					2009
		Gross	Gross				Gross	Gross
	Amortized	unrealized	unrealized		Fair	Amortized	unrealized	unrealized		Fair.
December 31, (in millions)	cost	gains	losses		value	cost	gains	losses		value

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies(a)	$117,364	$3,159	$297		$120,226	$166,094	$2,412	$608		$167,898
Residential:
Prime and Alt-A	2,173	81	250	(d)	2,004	5,234	96	807	(d)	4,523
Subprime	—	—	—		—	17	—	—		17
Non-U.S.	47,089	290	409		46,970	10,003	320	65		10,258
Commercial	5,169	502	17		5,654	4,521	132	63		4,590

Total mortgage-backed securities	171,795	4,032	973		174,854	185,869	2,960	1,543		187,286
U.S. Treasury and government agencies(a)	11,258	118	28		11,348	30,044	88	135		29,997
Obligations of U.S. states and municipalities	11,732	165	338		11,559	6,270	292	25		6,537
Certificates of deposit	3,648	1	2		3,647	2,649	1	—		2,650
Non-U.S. government debt securities	20,614	191	28		20,777	24,320	234	51		24,503
Corporate debt securities(b)	61,718	495	419		61,794	61,226	812	30		62,008
Asset-backed securities:
Credit card receivables	7,278	335	5		7,608	25,266	502	26		25,742
Collateralized loan obligations	13,336	472	210		13,598	12,172	413	436		12,149
Other	8,968	130	16		9,082	6,719	129	54		6,794

Total available-for-sale debt securities	310,347	5,939	2,019	(d)	314,267	354,535	5,431	2,300	(d)	357,666
Available-for-sale equity securities	1,894	163	6		2,051	2,518	185	4		2,699

Total available-for-sale securities	312,241	6,102	2,025	(d)	316,318	357,053	5,616	2,304	(d)	360,365

Total held-to-maturity securities(c)	$18	$2	$—		$20	$25	$2	$—		$27

(a)	Includes total U.S. government-sponsored enterprise obligations with fair values of $94.2 billion and $153.0 billion at December 31, 2010 and 2009, respectively, which were predominantly mortgage-related.

(b)	Consists primarily of bank debt including sovereign government-guaranteed bank debt.

(c)	Consists primarily of mortgage-backed securities issued by U.S. government-sponsored enterprises.

(d)	Includes a total of $133 million and $368 million (before tax) of unrealized losses related to prime mortgage-backed securities for which credit losses have been recognized in income at December 31, 2010 and 2009, respectively. These unrealized losses are not credit-related and remain reported in AOCI.

Securities impairment

	Securities with gross unrealized losses
	Less than 12 months		12 months or more
		Gross		Gross		Total gross
	Fair	unrealized	Fair	unrealized	Total fair	unrealized
December 31, 2010 (in millions)	value	losses	value	losses	value	losses

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$14,039	$297	$—	$—	$14,039	$297
Residential:
Prime and Alt-A	—	—	1,193	250	1,193	250
Subprime	—	—	—	—	—	—
Non-U.S.	35,166	379	1,080	30	36,246	409
Commercial	548	14	11	3	559	17

Total mortgage-backed securities	49,753	690	2,284	283	52,037	973
U.S. Treasury and government agencies	921	28	—	—	921	28
Obligations of U.S. states and municipalities	6,890	330	20	8	6,910	338
Certificates of deposit	1,771	2	—	—	1,771	2
Non-U.S. government debt securities	6,960	28	—	—	6,960	28
Corporate debt securities	18,783	418	90	1	18,873	419
Asset-backed securities:
Credit card receivables	—	—	345	5	345	5
Collateralized loan obligations	460	10	6,321	200	6,781	210
Other	2,615	9	32	7	2,647	16

Total available-for-sale debt securities	88,153	1,515	9,092	504	97,245	2,019
Available-for-sale equity securities	—	—	2	6	2	6

Total securities with gross unrealized losses	$88,153	$1,515	$9,094	$510	$97,247	$2,025

	Securities with gross unrealized losses
	Less than 12 months		12 months or more
		Gross		Gross		Total gross
	Fair	unrealized	Fair	unrealized	Total fair	unrealized
December 31, 2009 (in millions)	value	losses	value	losses	value	losses

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$43,235	$603	$644	$5	$43,879	$608
Residential:
Prime and Alt-A	183	27	3,032	780	3,215	807
Subprime	—	—	—	—	—	—
Non-U.S.	391	1	1,773	64	2,164	65
Commercial	679	34	229	29	908	63

Total mortgage-backed securities	44,488	665	5,678	878	50,166	1,543
U.S. Treasury and government agencies	8,433	135	—	—	8,433	135
Obligations of U.S. states and municipalities	472	11	389	14	861	25
Certificates of deposit	—	—	—	—	—	—
Non-U.S. government debt securities	2,471	46	835	5	3,306	51
Corporate debt securities	1,831	12	4,634	18	6,465	30
Asset-backed securities:
Credit card receivables	—	—	745	26	745	26
Collateralized loan obligations	42	1	7,883	435	7,925	436
Other	767	8	1,767	46	2,534	54

Total available-for-sale debt securities	58,504	878	21,931	1,422	80,435	2,300
Available-for-sale equity securities	1	1	3	3	4	4

Total securities with gross unrealized losses	$58,505	$879	$21,934	$1,425	$80,439	$2,304

Credit losses in securities gains and losses

Year ended December 31, (in millions)	2010	2009

Debt securities the Firm does not intend to sell that have credit losses
Total other-than-temporary impairment losses(a)	$(94)	$(946)
Losses recorded in/(reclassified from) other comprehensive income	(6)	368

Credit losses recognized in income(b)(c)	$(100)	$(578)

(a)	For initial OTTI, represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent OTTI of the same security, represents additional declines in fair value subsequent to the previously recorded OTTI, if applicable.

(b)	Represents the credit loss component of certain prime mortgage-backed securities and obligations of U.S. states and municipalities for 2010, and certain prime and subprime mortgage-backed securities and obligations of U.S. states and municipalities for 2009 that the Firm does not intend to sell. Subsequent credit losses may be recorded on securities without a corresponding further decline in fair value if there has been a decline in expected cash flows.

(c)	Excluded from this table are OTTI losses of $7 million that were recognized in income in 2009, related to subprime mortgage-backed debt securities the Firm intended to sell. These securities were sold in 2009, resulting in the recognition of a recovery of $1 million.

Changes in the credit loss component of credit-impaired debt securities

Year ended December 31, (in millions)	2010	2009

Balance, beginning of period	$578	$—
Additions:
Newly credit-impaired securities	—	578
Increase in losses on previously credit-impaired securities	94	—
Losses reclassified from other comprehensive income on previously credit-impaired securities	6	—
Reductions:
Sales of credit-impaired securities	(31)	—
Impact of new accounting guidance related to VIEs	(15)	—

Balance, end of period	$632	$578

Amortized cost and estimated fair value by contractual maturity

		Due after one	Due after five
By remaining maturity	Due in one	year through	years through	Due after
December 31, 2010 (in millions)	year or less	five years	10 years	10 years(c)	Total

Available-for-sale debt securities
Mortgage-backed securities:(a)
Amortized cost	$15	$259	$2,781	$168,740	$171,795
Fair value	15	282	2,825	171,732	174,854
Average yield(b)	8.63%	6.25%	2.71%	3.85%	3.84%
U.S. Treasury and government agencies:(a)
Amortized cost	$1,843	$4,913	$4,251	$251	$11,258
Fair value	1,850	5,007	4,260	231	11,348
Average yield(b)	1.68%	2.62%	3.84%	3.86%	2.95%
Obligations of U.S. states and municipalities:
Amortized cost	$39	$160	$333	$11,200	$11,732
Fair value	39	167	351	11,002	11,559
Average yield(b)	3.21%	4.30%	5.25%	5.07%	5.06%
Certificates of deposit:
Amortized cost	$3,642	$6	$—	$—	$3,648
Fair value	3,641	6	—	—	3,647
Average yield(b)	5.16%	10.75%	—%	—%	5.17%
Non-U.S. government debt securities:
Amortized cost	$5,666	$13,557	$1,388	$3	$20,614
Fair value	5,673	13,712	1,389	3	20,777
Average yield(b)	1.81%	2.23%	3.56%	5.34%	2.21%
Corporate debt securities:
Amortized cost	$12,515	$44,137	$5,065	$1	$61,718
Fair value	12,597	44,100	5,096	1	61,794
Average yield(b)	2.25%	2.19%	4.81%	1.07%	2.42%
Asset-backed securities:
Amortized cost	$38	$3,371	$13,567	$12,606	$29,582
Fair value	38	3,454	14,041	12,755	30,288
Average yield(b)	8.94%	2.05%	2.48%	2.19%	2.32%

Total available-for-sale debt securities
Amortized cost	$23,758	$66,403	$27,385	$192,801	$310,347
Fair value	23,853	66,728	27,962	195,724	314,267
Average yield(b)	2.56%	2.24%	3.23%	3.81%	3.33%

Available-for-sale equity securities
Amortized cost	$—	$—	$—	$1,894	$1,894
Fair value	—	—	—	2,051	2,051
Average yield(b)	—%	—%	—%	0.29%	0.29%

Total available-for-sale securities
Amortized cost	$23,758	$66,403	$27,385	$194,695	$312,241
Fair value	23,853	66,728	27,962	197,775	316,318
Average yield(b)	2.56%	2.24%	3.23%	3.78%	3.31%

Total held-to-maturity securities
Amortized cost	$—	$6	$11	$1	$18
Fair value	—	6	12	2	20
Average yield(b)	—%	6.97%	6.83%	6.49%	6.85%

(a)	U.S. government agencies and U.S. government-sponsored enterprises were the only issuers whose securities exceeded 10% of JPMorgan Chase’s total stockholders’ equity at December 31, 2010.

(b)	Average yield was based on amortized cost balances at the end of the period and did not give effect to changes in fair value reflected in accumulated other comprehensive income/(loss). Yields are derived by dividing interest/dividend income (including the effect of related derivatives on AFS securities and the amortization of premiums and accretion of discounts) by total amortized cost. Taxable-equivalent yields are used where applicable.

(c)	Includes securities with no stated maturity. Substantially all of the Firm’s residential mortgage-backed securities and collateralized mortgage obligations are due in 10 years or more, based on contractual maturity. The estimated duration, which reflects anticipated future prepayments based on a consensus of dealers in the market, is approximately five years for agency residential mortgage-backed securities, three years for agency residential collateralized mortgage obligations and six years for nonagency residential collateralized mortgage obligations.